Cash and Cash Equivalents Disclosure of Detailed Information About Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 532	$ 585
Short-term bank deposits	329	1,886
Cash and cash equivalents	$ 861	$ 2,471	$ 2,676	$ 1,239